UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 1999

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
                        [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Target Investors, Inc.
Address:      15 River Road; Suite 220
              Wilton, CT  06897

13F File Number:    28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:         Robert Zuccaro
Title:        President
Phone:        203-761-9600


   Robert Zuccaro        Wilton, Connecticut            January 21, 2000


Report Type  (check only one):

[  x  ]       13F Holdings Report

[      ] 13F Notice

[      ] 13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


Name of                           Fair Mkt
Issuer             Class           Cuscip No.      Value (mm)        Shares

Etek               Common    269240107     24.9            185,200

Applied Micro      Common    03822W109     22.5            176,600

Sapient            Common    803062108     22.2            157,700

Veritas Sofware    Common    923436109     22.0            154,000

Qualcomm      Common    747525103     20.1            114,400

Checkpoint
   Software        Common    M22465104     20.0            101,100

JDS Uniphase       Common    466125101     19.3            119,800

SDL           Common    784076101     19.0              87,300

Siebel             Common    826170102     17.5            208,200

Mercury
   Interactive          Common    589405109     17.5            162,000

Citrix Systems          Common    177376100     17.0            138,300

Yahoo              Common    984332106     16.2              37,500

Business Objects   Common    12328X107     16.0            119,900

ADC Telecomm  Common    000886101     15.8            218,400

                        TOTAL      $270.1                 1,980,400
